Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (23,391)	$ (53,654)	$ 14,062
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	15,030	14,393	4,712
Stock-based compensation expense	5,460	6,564	4,207
Accrued severance pay and pensions, net	(488)	(1,125)	358
Decrease (increase) in accrued interest and exchange rate on bank deposits	84	(271)	(276)
Accrued interest and amortization of premium on marketable securities	(323)	647	144
(Increase) in trade receivables, net	(9,459)	(3,342)	(19,622)
Decrease (increase) in other accounts receivable and prepaid expenses	(2,294)	6,782	(7,607)
Decrease in inventories, net of write-off	27,210	40,643	4
Increase (decrease) in trade payables	24,986	(3,753)	(11,670)
Increase (decrease) in deferred revenues	(21,589)	(11,925)	2,113
Increase in deferred tax asset, net	(743)	(1,237)	(469)
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(7,274)	(13,847)	3,347
Net cash provided by (used in) operating activities	7,209	(20,125)	(10,697)
Cash flows from investing activities:
Purchase of property and equipment	(14,530)	(14,447)	(9,798)
Payment of business acquired, net of cash (Schedule A)		(42,405)	(1,232)
Investment in short and long-term bank deposits	(1,266)	(7,304)	(13,754)
Proceeds from maturities of short and long-term bank deposits	7,920	25,664	31,680
Investment in marketable securities	(64)		(18,339)
Proceeds from maturities of marketable securities		4,258	16,591
Proceeds from sale of marketable securities	9,781	6,201
Net cash provided by (used in) investing activities	1,841	(28,033)	5,148
Cash flows from financing activities:
Proceeds from Financial institutions, net	27,000	35,000
Repayment of long-term loans	(18,232)
Proceeds from exercise of options	736	4,474	4,935
Net cash provided by financing activities	9,504	39,474	4,935
Effect of exchange rate changes on cash	(446)	(50)
Increase (decrease) in cash and cash equivalents	18,108	(8,734)	(614)
Cash and cash equivalents at the beginning of the year	28,991	37,725	38,339
Cash and cash equivalents at the end of the year	47,099	28,991	37,725
Supplemental disclosures of non cash financing and investing activities:
Purchase of property and equipment	140	617	672
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	2,326	3,849	856
Cash paid during the year for interest	2,113	1,029
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)		44,551	132
Property, plant and equipment		9,500	7
Other long-term assets		8,581
Goodwill and other intangible assets		31,358	1,093
Deferred income taxes, net		3,550
Long-term liabilities		(55,135)
Estimated net fair value of assets acquired and liabilities assumed		$ 42,405	$ 1,232